Accrued Liabilities and Other Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Liabilities
Accrued Liabilities and Other Liabilities

8. Accrued Liabilities and Other Liabilities

Accrued liabilities consist of the following:

	December 31,	December 31,
(in thousands)	2025	2024
Payroll and related benefits	$851	$1,753
Clinical trial costs	862	371
Sponsored research	177	332
Lease liabilities, current portion	1,005	796
License payments	5,000	—
Operating expenses	525	845
Other	135	124
Total accrued liabilities	$8,555	$4,221